Income taxes - Effective Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Abstract]
Income before income taxes	$ 163.7	$ 182.5	$ 125.2
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate (as a percent)	25.47%	25.43%	25.38%
Income tax at expected statutory rate	$ 41.7	$ 46.4	$ 31.8
Non-deductible (taxable) items	0.4	0.2	(0.3)
Non-deductible stock option expense	1.8	0.9	0.4
Effect of foreign tax rates	(11.8)	(9.4)	(2.9)
Non-deductible (taxable) foreign exchange loss (gain)	0.9	0.7	(0.1)
Change in tax law related to Swiss tax reform	(23.1)	0.0	0.0
Change in tax rates	2.5	0.0	0.0
Other items	(0.4)	0.1	0.2
Income tax expense	$ 12.0	$ 38.9	$ 29.1